Revenues (Details Narrative) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 1,511	$ 848	$ 389	$ 8
Remaining performance obligations	$ 2,900	$ 2,900